Summary of Significant Accounting Policies - Schedule of Fixed Assets (Detail) - USD ($)	9 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Fixed assets, net	$ 36,591	$ 57,246	$ 74,636
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	90,000	90,000	81,000
Less accumulated depreciation	(53,000)	(33,000)	(6,000)
Fixed assets, net	$ 37,000	$ 57,000	$ 75,000
Lab Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Lab Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years